SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM AND LONG-TERM FINANCIAL LIABILITIES
Summary of details of the borrowings

	Contractual
	interest rate %	Maturity date	2022	2021	2020
Convertible debts of which principal and accumulated interest expenses, net	4.00	November 6, 2021	—	—	8,604,359
Short-term loan, net	15.70	March 1, 2023	298,838	—	—
Prefunded convertible note, long term	20.00	August 18, 2024	2,151,128	—	—
Prefunded convertible note, long term	20.00	October 9, 2024	3,136,796	—	—
Prefunded convertible note, long term	20.00	December 8, 2024	5,115,616	—	—
Term loan, net	10.25	January 21, 2024	1,731,730	3,332,340	—
Term loan, net	10.25	December 17, 2024	6,521,082	9,723,781	—
Term loan, net	10.25	December 13, 2025	1,947,063	—	—
Term loan, net	10.25	October 11, 2025	2,771,901	—	—
Total financial liabilities, net			23,674,154	13,056,121	8,604,359
of which classified as current financial liabilities, net			7,293,982	5,643,514	8,604,359
of which classified as non-current financial liabilities, net			16,380,172	7,412,607	—

Summary of maturity profile of financial liabilities

	December 31,	December 31,	December 31,
Year ending December 31:	2022	2021	2020
2021	—	—	8,604,359
2022	—	5,643,514	—
2023	7,293,982	4,671,680	—
2024	14,903,496	2,740,927	—
2025	1,476,676	—	—
Total	23,674,154	13,056,121	8,604,359